INTEREST-BEARING LOANS AND BORROWINGS - Long-term loans from banks (Details) ₫ in Millions	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks, Non-current portion	₫ 22,862,890	$ 939,506,472	₫ 30,170,149	[1]
Loans from bank
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	24,203,310	994,588,453	29,733,814		$ 1,221,853,873
Long-term loans from banks, Non-current portion	16,924,140	695,464,968	22,590,438		928,310,585
Long-term loans from banks, Current portion	7,279,170	299,123,485	7,143,376		293,543,288
Syndicated loan No.1
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	12,751,953	524,016,971	13,997,995		575,220,670
Long-term loans from banks, Current portion	2,491,712	102,392,110	2,176,904		89,455,681
Syndicated loan No.2
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks			4,473,261		183,820,053
Long-term loans from banks, Current portion			4,473,261		183,820,053
Syndicated loan No.4
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	1,970,809	80,986,604	2,200,874		90,440,682
Long-term loans from banks, Current portion	447,924	18,406,575	358,215		14,720,156
Syndicated loan No.5
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	3,165,712	130,088,843	3,127,891		128,534,662
Long-term loans from banks, Current portion	358,603	14,736,100	129,791		5,333,511
Syndicated loan No.6
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks			5,918,804		243,221,862
Syndicated loan No.7
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	6,266,690	257,517,568
Long-term loans from banks, Current portion	3,941,273	161,959,030
Loans from others
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	48,146	1,978,467	14,989		615,944
Long-term loans from banks, Current portion	₫ 39,658	$ 1,629,670	₫ 5,205		$ 213,887

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).